Financial statements preparation (Policies)	12 Months Ended
Sep. 30, 2020
Financial statements preparation
Basis of accounting

Basis of accounting

This financial report is a general purpose financial report prepared in accordance with:

•	the requirements for an Authorised Deposit-taking Institution (ADI) under the Banking Act 1959 (as amended);
•	Australian Accounting Standards (AAS) and Interpretations as issued by the Australian Accounting Standards Board (AASB); and
•	the Corporations Act 2001.

Westpac Banking Corporation is a for-profit entity for the purposes of preparing this financial report.

The financial report also complies with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and Interpretations as issued by the IFRS Interpretations Committee (IFRIC). It also includes additional disclosures required for foreign registrants by the United States Securities and Exchange Commission (US SEC).

All amounts have been rounded in accordance with ASIC Corporations (Rounding in Financial/Directors’ Reports) Instrument 2016/191, to the nearest million dollars, unless otherwise stated.

Historical cost convention

Historical cost convention

The financial report has been prepared under the historical cost convention, as modified by applying fair value accounting to financial assets and financial liabilities (including derivative instruments) measured at fair value through income statement (FVIS) or in other comprehensive income (OCI).

Standards adopted during the year ended 30 September 2020

Standards adopted during the year ended 30 September 2020

AASB 16 Leases (AASB 16)

AASB 16 was adopted by the Group on 1 October 2019. AASB 16 requires all operating leases of greater than 12 months duration be presented on balance sheet by the lessee as a right-of-use (ROU) asset and lease liability. There are no significant changes to lessor accounting.

The Group adopted the standard using the simplified approach of transition with no restatement of comparative information and no effect on retained earnings.

The lease liabilities are measured at the present value of the remaining lease payments, discounted at the lessee’s incremental borrowing rate at 1 October 2019. On transition to the new standard, the lease liability recognised in other liabilities was $3.3 billion for the Group and $3.0 billion for the Parent Entity. The associated ROU assets of $3.2 billion for the Group and $2.9 billion for the Parent Entity were measured at an amount equal to the lease liability, less previously recognised accrued lease payments of $0.1 billion for the Group and the Parent Entity. The ROU assets are recognised in property and equipment.

All leases on balance sheet give rise to a combination of interest expense on the lease liability and depreciation of the ROU asset. Interest expense is recognised in net interest income on an effective yield basis. Depreciation expense is recognised in operating expenses on a straight-line basis over the lease term.

Extension options are included in a number of lease contracts. The extension options are only included in the lease term if the lease is reasonably certain to be extended, which is assessed by the Group at the lease commencement date. The assessment is reviewed if a significant event or significant change in circumstances occurs which affects this assessment and is within the control of the Group. The Group considered the impact of COVID-19 on our assessment of extension options and concluded that they were unchanged. The Group also considered the impact of COVID-19 on the carrying value of the ROU asset and determined there was no impairment.

The Group used the incremental borrowing rate based on the remaining maturity of leases at the date of transition as the discount rate when determining present value. The weighted average incremental borrowing rate applied was 2.1%.

Operating lease commitments disclosed under AASB 117 Leases (AASB 117) as at 30 September 2019 were $3.7 billion for the Group and $3.4 billion for the Parent Entity compared to the lease liabilities of $3.3 billion for the Group and $3.0 billion for the Parent Entity recognised under AASB 16 as at 1 October 2019. The difference is principally due to the discounting of the contractual lease payments under AASB 16.

AASB Interpretation 23 Uncertainty over Income Tax Treatments (Interpretation 23)

Interpretation 23 was adopted by the Group on 1 October 2019 and clarifies the recognition and measurement criteria in AASB 112 Income Taxes (AASB 112) where there is uncertainty over income tax treatments, and requires an assessment of each uncertain tax position as to whether it is probable that a taxation authority will accept the position.

Where it is not considered probable, the effect of the uncertainty will be reflected in determining the relevant taxable profit or loss, tax bases, unused tax losses and unused tax credits or tax rates. The amount will be determined as either the single most likely amount or the sum of the probability weighted amounts in a range of possible outcomes, whichever better predicts the resolution of the uncertainty. Judgements will be reassessed as and when new facts and circumstances are presented.

Interpretation 23 did not have a material impact on the Group.

AASB 2019-3 Amendments to Australian Accounting Standards – Interest rate benchmark reform (AASB 2019-3)

AASB 2019-3 was early adopted, as permitted by the standard, by the Group on 1 October 2019. AASB 2019-3 makes amendments to AASB 9 Financial Instruments (December 2014) (AASB 9), AASB 139 Financial Instruments: Recognition and Measurement (AASB 139), and AASB 7 Financial Instruments: Disclosures (AASB 7) which allows the Group to apply certain exceptions to the standard hedging requirements in respect of hedge relationships that are impacted by a market-wide interest rate benchmark reform. Specifically the exceptions allow the Group to:

•	Assume that the interest rate benchmark on which the hedged cash flows are based is not altered as a result of the reform when determining whether a forecast transaction is highly probable;
•	Assume that interest rate benchmark of the hedged item / instrument is not altered for the life of the hedge when assessing whether a hedge is expected to continue to be highly effective;
•

A hedge relationship impacted by uncertainty arising from benchmark interest rate reform is not required to pass the 80%-125% effectiveness test, however any actual ineffectiveness must be recorded in the income statement; and

•

The determination of a designated component of an exposure in portfolio hedges is only required to be made the first time that component is designated, and not when the portfolio is de-designated and re-designated.

The exceptions allowed by the amendments are being applied to the Group’s LIBOR linked hedge relationships that mature after the LIBOR discontinuance date of 31 December 2021. Last year the Group established an enterprise-wide Interbank Offered Rates (IBORs) Transition Program to manage the impacts of Interest Rate Benchmark Reform (IBOR reform). The scope of the program is to address the impact of transition from IBORs to alternative reference rates (ARRs) including business, compliance, customer and technology impacts. The Governance structure of the program is well established to include a Steering Committee with its key responsibility being the governance of the program. The Committee includes senior executives from Finance, Legal, Technology, Compliance, Risk and all impacted business units. The program is executing against transition timelines with regulatory guidance in relation to COVID-19 indicating LIBOR is still expected to cease by end of December 2021. Significant activities underway include development of ARR product variations, changes required for adopting the International Swaps and Derivatives Association (ISDA) Protocol, customer outreach including  management of conduct risk in customer transition and technology. Changes required for both euro short-term rate (ESTR) and secured overnight funding rate (SOFR) LCH discounting have been implemented.

A key assumption made when performing hedge accounting at the reporting date is that both the hedged item and instrument will be amended from existing LIBOR linked floating rates to new ARRs on the same date. Where actual differences between those dates arise hedge ineffectiveness will be recorded in the income statement.

Note 20 provides further information regarding the hedging relationships affected by the IBOR reform.

Refer to Note 1 (c) - Future developments in accounting standards for details of the accounting standard issues but not yet effective dealing with phase two of the IBOR reform.

Business combinations

Business combinations

Business combinations are accounted for using the acquisition method of accounting. Acquisition cost is measured as the aggregate of the fair value at the date of acquisition of the assets given, equity instruments issued or liabilities incurred or assumed. Acquisition-related costs are expensed as incurred (except for those costs arising on the issue of equity instruments which are recognised directly in equity).

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured at fair value on the acquisition date. Goodwill is measured as the excess of the acquisition cost, the amount of any non-controlling interest and the fair value of any previous Westpac equity interest in the acquiree, over the fair value of the identifiable net assets acquired.

Foreign currency translation

Foreign currency translation

Functional and presentational currency

The consolidated financial statements are presented in Australian dollars which is the Parent Entity’s functional and presentation currency. The functional currency of offshore entities is usually the main currency of the economy it operates in.

Transactions and balances

Foreign currency transactions are translated into the functional currency of the relevant branch or subsidiary using the exchange rates prevailing at the dates of the transactions. Foreign exchange (FX) gains and losses resulting from the settlement of such transactions and from the translation at year end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in the income statement, except when deferred in OCI for qualifying cash flow hedges and qualifying net investment hedges.

Foreign operations

Assets and liabilities of foreign branches and subsidiaries that have a functional currency other than the Australian dollar are translated at exchange rates prevailing on the balance date. Income and expenses are translated at average exchange rates prevailing during the year. Equity balances are translated at historical exchange rates. The resulting exchange differences are recognised in the foreign currency translation reserve and in OCI.

On consolidation, exchange differences arising from the translation of borrowings and other foreign currency instruments designated as hedges of the net investment in foreign operations are reflected in the foreign currency translation reserve and in OCI. When all or part of a foreign operation is disposed or borrowings that are part of the net investments are repaid, a proportionate share of such exchange differences is recognised in the income statement as part of the gain or loss on disposal or repayment of borrowing.

Comparative revisions	Comparative revisions Comparative information has been revised where appropriate to conform to changes in presentation in the current year and to enhance comparability.
Critical accounting assumptions and estimates

Critical accounting assumptions and estimates

Applying the Group’s accounting policies requires the use of judgement, assumptions and estimates which impact the financial information. The significant assumptions and estimates used are discussed in the relevant notes below:

•	Note 7 Income tax
•	Note 13 Provisions for expected credit losses/impairment charges
•	Note 15 Life insurance assets and life insurance liabilities
•	Note 22 Fair values of financial assets and financial liabilities
•	Note 25 Intangible assets
•	Note 27 Provisions, contingent liabilities, contingent assets and credit commitments
•	Note 34 Superannuation commitments

Impact of COVID-19

The COVID-19 pandemic and the measures put in place domestically and globally to control the spread of the virus have had a significant impact on global economies and financial markets. As a result, this has increased the uncertainty and judgement required in relation to our critical accounting assumptions and estimates, primarily relating to:

•	expected credit losses; and
•	recoverable amount assessments of intangible assets.

As there is a higher than usual degree of uncertainty associated with these assumptions and estimates, the actual economic conditions are likely to be different from those forecast which may significantly impact accounting estimates included in these financial statements. The impact of COVID-19 is discussed further in each of the related notes.

Future developments in accounting standards

Future developments in accounting standards

The following new standards and interpretations which may have a material impact on the Group have been issued but are not yet effective, and unless otherwise stated, have not been early adopted by the Group:

AASB 17 Insurance Contracts (AASB 17) was issued on 19 July 2017 and will be effective for the 30 September 2022 year end unless early adopted. This will replace AASB 4 Insurance Contracts (AASB 4), AASB 1023 General Insurance Contracts and AASB 1038 Life Insurance Contracts. The main changes under the standard are:

•

the scope of the standard may result in some contracts that are currently "unbundled", i.e. accounted for separately as insurance and investment contracts being required to be "bundled" and accounted for as an insurance contract;

•

portfolios of contracts (with similar risks which are managed together) will be required to be disaggregated to a more granular level by both the age of a contract and the likelihood of the contract being onerous in order to determine the recognition of profit over the contract period (i.e. the contractual service margin). The contractual service margin uses a different basis to recognise profit to the current Margin on Services approach for life insurance and therefore the pattern of profit recognition is likely to differ;

•

risk adjustments, which reflect uncertainties in the amount and timing of future cash flows, are required for both general and life insurance contracts rather than just general insurance contracts under the current accounting standards;

•

the contract boundary, which is the period over which profit is recognised, differs and is determined based on the ability to compel the policyholder to pay premiums or the substantive obligation to provide coverage/services. For some general insurance contracts (e.g. some lender mortgage insurance and reinsurance contracts) this may result in the contract boundary being longer. For life insurance, in particular term renewable contracts, the contract boundary is expected to be shorter. Both will be impacted by different patterns of profit recognition compared to the current standards;

•	a narrower definition of what acquisition costs may be deferred;
•	an election to recognise changes in assumptions regarding discount rate in OCI rather than in income statement;
•	an election to recognise changes in the fair value of assets supporting policy liabilities in OCI rather than through the income statement;
•	reinsurance contracts and the associated liability are to be determined separately to the gross contract liability and may have different contract boundaries; and
•	additional disclosure requirements.

The standard is expected to result in a reduction in the level of deferred acquisition costs, however the quantum of this and the income statement impacts to the Group are not yet practicable to determine.

AASB 2020-5 Amendments to Australian Accounting Standards - Insurance Contracts was issued on 30 July 2020. This standard includes a number of amendments to AASB 17. These amendments include:

•	deferral of acquisition costs for anticipated renewals outside of the initial contract boundary;
•	further clarity on the contractual service margin;
•

additional scope exclusion for credit card contracts and similar contracts that provide insurance coverage as well as optional scope exclusion for loan contracts that transfer significant insurance risk;

•	ability to recognise a gain in the income statement for reinsurance contracts, to offset losses from onerous contracts on initial recognition;
•	simplified presentation requirements; and
•	additional transitional relief.

In addition, the effective date of AASB 17 will be deferred by two years to be applicable to the Group for the 30 September 2024 financial year.

On 22 September 2020, the AASB issued AASB 2020-8 Amendments to Australian Accounting Standards - Interest Rate Benchmark Reform - Phase 2 which makes further amendments to AASB 9, AASB 139, and AASB 7 resulting from IBOR reform. Amendments are also made to AASB 4 and AASB 16. The standard is effective for the 30 September 2022 year end unless early adopted. The amendments:

•

allow the Group to account for a change in contractual cash flows of a financial instrument or lease liability that result specifically from IBOR reform by updating the effective interest rate rather than recognising a modification gain or loss;

•	allow the Group to continue hedge accounting and not trigger a de-designation when the following occurs specific to IBOR reform:
-	changes to hedge documentation to update the hedged risk, item and instrument;
-	changes to the method of assessing hedge ineffectiveness;
-

once the hedge relationship has been converted from LIBOR to ARR the cumulative change in fair value for ineffectiveness testing could be reset to zero if this would improve the retrospective effectiveness test;

-

this amendment can apply to macro cash flow and fair value hedges where subgroups can be formed within the portfolio of hedges where some are under the existing LIBOR rate and others have already changed to the ARR;

•	require additional disclosures including:
-	quantitative information regarding all financial instruments linked to LIBOR which have not been yet converted to ARR;
-	changes to the entity's risk management strategy arising from IBOR reform; and
-	the management of the Group's transition to ARR.

These amendments will impact the Group's financial instruments and lease liabilities that reference a LIBOR rate as they transition to an ARR. The Group is currently assessing the impact of the standard and considering whether to early adopt the amendments as permitted by the standard.

A revised Conceptual Framework (Framework) was issued in May 2019. This will be effective for the Group for the 30 September 2021 financial year. The revised Framework includes new definitions and recognition criteria for assets, liabilities, income and expenses and other relevant financial reporting concepts. The changes are not expected to have a material impact to the Group.

Other amendments to existing standards that are not yet effective are not expected to have a material impact to the Group.

Segment reporting

Operating segments are presented on a basis consistent with information provided internally to Westpac’s key decision makers and reflect the management of the business, rather than the legal structure of the Group.

Internally, Westpac uses ‘cash earnings’ in assessing the financial performance of its divisions. Management believes this allows the Group to:

•      more effectively assess current year performance against prior years;

•      compare performance across business divisions; and

•      compare performance across peer companies.

Cash earnings is viewed as a measure of the level of profit that is generated by ongoing operations and is therefore typically considered in assessing distributions, including dividends. Cash earnings is neither a measure of cash flow nor net profit determined on a cash accounting basis, as it includes both cash and non-cash adjustments to statutory net profit.

To determine cash earnings, three categories of adjustments are made to statutory results:
• material items that key decision makers at the Westpac Group believe do not reflect ongoing operations;
• items that are not typically considered when dividends are recommended, such as the amortisation of intangibles, impact of Treasury shares and economic hedging impacts; and
• accounting reclassifications between individual line items that do not impact statutory results.
Internal charges and transfer pricing adjustments have been reflected in the performance of each operating segment. Inter-segment pricing is determined on an arm’s length basis.

Net interest income

Interest income and interest expense for all interest earning financial assets and interest bearing financial liabilities at amortised cost or FVOCI, detailed within the table below, are recognised using the effective interest rate method. Net income from treasury’s interest rate and liquidity management activities and the cost of the Bank levy are included in net interest income.

The effective interest rate method calculates the amortised cost of a financial instrument by discounting the financial instrument’s estimated future cash receipts or payments to their present value and allocates the interest income or interest expense, including any fees, costs, premiums or discounts integral to the instrument, over its expected life.

Interest income is calculated based on the gross carrying amount of financial assets in stages 1 and 2 of the Group’s expected credit losses (ECL) model and on the carrying amount net of the provision for ECL for financial assets in stage 3. For 2018 comparative year, interest income under AASB 139 is recognised net of provision for impairment on loans.  Refer to Note 13 for further details of the Group’s ECL model.

Non-interest income

Non-interest income includes net fee income, net wealth management and insurance income, trading income and other income.

Net fee income

When another party is involved in providing goods or services to a Group customer, the Group assesses whether the nature of the arrangement with its customer is as a principal provider or an agent of another party. Where the Group is acting as an agent for another party, the income earned by the Group is the net consideration received (i.e. the gross amount received from the customer less amounts paid to a third party provider). As an agent, the net consideration represents fee income for facilitating the transaction between the customer and the third party provider with primary responsibility for fulfilling the contract.

Fee income

Fee income is recognised when the performance obligation is satisfied by transferring the promised good or service to the customer. Fee income includes facility fees, transaction fees and other non-risk fee income.

Facility fees include certain line fees, annual credit card fees and fees for providing customer bank accounts. They are recognised over the term of the facility/period of service on a straight line basis.

Transaction fees are earned for facilitating banking transactions such as FX fees, telegraphic transfers and issuing bank cheques. Fees for these one-off transactions are recognised once the transaction has been completed. Transaction fees are also recognised for credit card transactions including interchange fees net of scheme charges. These are recognised once the transaction has been completed, however, a component of interchange fees received is deferred as unearned income as the Group has a future service obligation to customers under the Group’s credit card reward programs.

Other non-risk fee income includes advisory and underwriting fees which are recognised when the related service is completed.

Income which forms an integral part of the effective interest rate of a financial instrument is recognised using the effective interest method and recorded in interest income (for example, loan origination fees).

Fee expenses

Fee expenses include incremental external costs that vary directly with the provision of goods or services to customers. An incremental cost is one that would not have been incurred if a specific good or service had not been provided to a specific customer. Fee expenses which form an integral part of the effective interest rate of a financial instrument are recognised using the effective interest method and recorded in net interest income. Fee expenses include the costs associated with credit card loyalty programs which are recognised as an expense when the services are provided on the redemption of points as well as merchant transaction costs.

Net wealth management and insurance income

Wealth management income

Wealth management fees earned for the ongoing management of customer funds and investments are recognised when the performance obligation is satisfied which is over the period of management.

Insurance premium income
Insurance premium income includes premiums earned for life insurance, life investment, loan mortgage insurance and general insurance products:
• life insurance premiums with a regular due date are recognised as revenue on an accrual basis;

•     life investment premiums include a management fee component which is recognised as income over the period the service is provided. The deposit components of life insurance and investment contracts are not revenue and are treated as movements in life insurance liabilities;

•     general insurance premium comprises amounts charged to policyholders, excluding taxes, and is recognised based on the likely pattern in which the insured risk is likely to emerge. The portion not yet earned based on the pattern assessment is recognised as unearned premium liability.

Insurance claims expense
• life and general insurance contract claims are recognised as an expense when the liability is established;
• claims incurred in respect of life investment contracts represent withdrawals and are recognised as a reduction in life insurance liabilities.
Trading income

•     realised and unrealised gains or losses from changes in the fair value of trading assets, liabilities and derivatives are recognised in the period in which they arise (except day one profits or losses which are deferred, refer to Note 22);

• net income related to Treasury’s interest rate and liquidity management activities is included in net interest income.
Other income - dividend income
• dividends on quoted shares are recognised on the ex-dividend date;
• dividends on unquoted shares are recognised when the company’s right to receive payment is established.

Impairment charges

As 2018 comparatives were not restated for the Group's adoption of AASB 9 in 2019, the accounting policy applied in 2020 and 2019 differs to that applied prior to 2019. The accounting policy applied prior to 2019 is discussed in Note 39. The accounting policy applied in 2020 and 2019 is as follows.

Impairment charges are based on an expected loss model which measures the difference between the current carrying amount and the present value of expected future cash flows taking into account past experience, current conditions and multiple probability-weighted macroeconomic scenarios for reasonably supportable future economic conditions.  Further details of the calculation of ECL and the critical accounting assumptions and estimates relating to impairment charges are included in Note 13.

Impairment charges are recognised in the income statement, with a corresponding amount recognised as follows:
• Loans, debt securities at amortised cost and due from subsidiaries balances: as a reduction of the carrying value of the financial asset through an offsetting provision account (refer to Note 13);
• Debt securities at FVOCI: in reserves in OCI with no reduction of the carrying value of the debt security (refer to Note 28); and
• Credit commitments: as a provision (refer to Note 27).
Uncollectable loans

A loan may become uncollectable in full or part if, after following the Group’s loan recovery procedures, the Group remains unable to collect that loan’s contractual repayments. Uncollectable amounts are written off against their related provision for ECL, after all possible repayments have been received.

Where loans are secured, amounts are generally written off after receiving the proceeds from the security, or in certain circumstances, where the net realisable value of the security has been determined and this indicates that there is no reasonable expectation of full recovery, write-off may be earlier. Unsecured consumer loans are generally written off after 180 days past due.

The Group may subsequently be able to recover cash flows from loans written off. In the period which these recoveries are made, they are recognised in the income statement.

Income tax

The tax expense for the year comprises current and deferred tax. Tax is recognised in the income statement, except to the extent that it relates to items recognised directly in OCI, in which case it is recognised in the statement of comprehensive income.

Current tax is the tax payable for the year using enacted or substantively enacted tax rates and laws for each jurisdiction. Current tax also includes adjustments to tax payable for previous years.
Deferred tax accounts for temporary differences between the carrying amounts of assets and liabilities in the financial statements and their values for taxation purposes.
Deferred tax is determined using the enacted or substantively enacted tax rates and laws for each jurisdiction which are expected to apply when the assets will be realised or the liabilities settled.

Deferred tax assets and liabilities have been offset where they relate to the same taxation authority, the same taxable entity or group, and where there is a legal right and intention to settle on a net basis.

Deferred tax assets are recognised to the extent that it is probable that future taxable profits will be available to utilise the assets.
Deferred tax is not recognised for the following temporary differences:
• the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither the accounting nor taxable profit or loss;
• the initial recognition of goodwill in a business combination; and
• retained earnings in subsidiaries which the Parent Entity does not intend to distribute for the foreseeable future.

The Parent Entity is the head entity of a tax consolidated group with its wholly owned, Australian subsidiaries. All entities in the tax consolidated group have entered into a tax sharing agreement which, in the opinion of the Directors, limits the joint and several liabilities in the case of a default by the Parent Entity.

Current and deferred tax are recognised using a ‘group allocation basis’. As head entity, the Parent Entity recognises all current tax balances and deferred tax assets arising from unused tax losses and relevant tax credits for the tax-consolidated group. The Parent Entity fully compensates/is compensated by the other members for these balances.

Critical accounting assumptions and estimates

The Group operates in multiple tax jurisdictions and significant judgement is required in determining the worldwide current tax liability. There are many transactions with uncertain tax outcomes and provisions are determined based on the expected outcomes.

Earnings per share

Basic earnings per share (EPS) is calculated by dividing the net profit attributable to shareholders by the weighted average number of ordinary shares on issue during the year, adjusted for treasury shares. Diluted EPS is calculated by adjusting the basic EPS by assuming all dilutive potential ordinary shares are converted. Refer to Notes 19 and 33 for further information on the potential dilutive instruments.

Financial Assets and Financial Liabilities

Recognition

Purchases and sales by regular way of financial assets, except for loans and receivables, are recognised on trade-date, the date on which the Group commits to purchase or sell the asset. Loans and receivables are recognised on settlement date, when cash is advanced to the borrowers.

Financial liabilities are recognised when an obligation arises.
Derecognition

Financial assets are derecognised when the rights to receive cash flows from the asset have expired, or when the Group has either transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full under a ‘pass through’ arrangement and transferred substantially all the risks and rewards of ownership.

There may be situations where the Group has partially transferred the risks and rewards of ownership but has neither transferred nor retained substantially all the risks and rewards of ownership. In such situations, where the Group retains control of the transferred asset, it will continue to be recognised in the balance sheet to the extent of the Group’s continuing involvement in the asset.

Financial liabilities are derecognised when the obligation is discharged, cancelled or expires. Where an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, the exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, with the difference in the respective carrying amounts recognised in the income statement.

The terms are deemed to be substantially different if the discounted present value of the cash flows under the new terms (discounted using the original effective interest rate) is at least 10% different from the discounted present value of the remaining cash flows of the original financial liability. Qualitative factors such as a change in the currency the instrument is denominated in, a change in the interest rate from fixed to floating and conversion features are also considered.

Classification and measurement

As comparatives prior to 2019 were not restated for the Group's adoption of AASB 9 in 2019, the accounting policy applied in 2020 and 2019 differs to that applied prior to 2019. The accounting policy applied prior to 2019 is discussed in Note 39. The accounting policy applied in 2020 and 2019 is as follows.

Financial assets are grouped into the following classes: cash and balances with central banks; collateral paid, trading securities and financial assets measured at FVIS, derivative financial instruments, investment securities, loans, other financial assets and life insurance assets.

Financial assets

Financial assets are classified based on a) the business model within which the assets are managed, and b) whether the contractual cash flows of the instrument represent solely payment of principal and interest (SPPI).

The Group determines the business model at the level that reflects how groups of financial assets are managed. When assessing the business model the Group considers factors including how performance and risks are managed, evaluated and reported and the frequency and volume of, and reason for, sales in previous periods and expectations of sales in future periods.

When assessing whether contractual cash flows are SPPI, interest is defined as consideration primarily for the time value of money and the credit risk of the principal outstanding. The time value of money is defined as the element of interest that provides consideration only for the passage of time and not consideration for other risks or costs associated with holding the financial asset. Terms that could change the contractual cash flows so that they may not meet the SPPI criteria include contingent and leverage features, non-recourse arrangements, and features that could modify the time value of money.

Debt instruments
If the debt instruments have contractual cash flows which represent SPPI on the principal balance outstanding they are classified at:
• amortised cost if they are held within a business model whose objective is achieved through holding the financial asset to collect these cash flows; or
• FVOCI if they are held within a business model whose objective is achieved both through collecting these cash flows or selling the financial asset; or
• FVIS if they are held within a business model whose objective is achieved through selling the financial asset.

Debt instruments are measured at FVIS where the contractual cash flows do not represent SPPI on the principal balance outstanding or where it is designated at FVIS to eliminate or reduce an accounting mismatch.

Debt instruments at amortised cost are initially recognised at fair value and subsequently measured at amortised cost using the effective interest rate method. They are presented net of provision for ECL determined using the ECL model. Refer to Notes 6 and 13 for further details.

Debt instruments at FVOCI are measured at fair value with unrealised gains and losses recognised in OCI except for interest income, impairment charges and FX gains and losses, which are recognised in the income statement. Impairment on debt instruments at FVOCI is determined using the ECL model and is recognised in the income statement with a corresponding amount in OCI. There is no reduction of the carrying value of the debt security which remains at fair value.

The cumulative gain or loss recognised in OCI is subsequently recognised in the income statement when the instrument is derecognised.
Debt instruments at FVIS are measured at fair value with subsequent changes in fair value recognised in the income statement.
Equity securities
Equity securities are measured at FVOCI where they:
• are not held for trading; and
• an irrevocable election is made by the Group.
Otherwise, they are measured at FVIS.

Equity securities at FVOCI are measured at fair value with unrealised gains and losses recognised in OCI, except for dividend income which is recognised in the income statement. The cumulative gain or loss recognised in OCI is not subsequently recognised in the income statement when the instrument is disposed.

Equity securities at FVIS are measured at fair value with subsequent changes in fair value recognised in the income statement.
Financial liabilities

Financial liabilities are grouped into the following classes: collateral received, deposits and other borrowings, other financial liabilities, derivative financial instruments, debt issues and loan capital.

Financial liabilities are measured at amortised cost if they are not held for trading or designated at FVIS, otherwise they are measured at FVIS.

Financial assets and financial liabilities measured at FVIS are recognised initially at fair value. All other financial assets and financial liabilities are recognised initially at fair value plus or minus directly attributable transaction costs respectively.

Further details of the accounting policy for each category of financial asset or financial liability mentioned above is set out in the note for the relevant item.
The Group’s policies for determining the fair value of financial assets and financial liabilities are set out in Note 22.

Trading securities and financial assets designated at fair value
Trading securities
Trading securities include actively traded debt (government and other) and equity instruments and those acquired for sale in the near term.

As part of its trading activities, the Group also lends and borrows securities on a collateralised basis. Securities lent remain on the Group’s balance sheet and securities borrowed are not reflected on the Group’s balance sheet, as the risks and rewards of ownership remain with the initial holder. Where cash is provided as collateral, the amount advanced to or received from third parties is recognised as a receivable in collateral paid or as a borrowing in collateral received respectively.

Reverse repurchase agreements

Securities purchased under these agreements are not recognised in the balance sheet, as Westpac has not obtained the risks and rewards of ownership. The cash consideration paid is recognised as a reverse repurchase agreement, which forms part of a trading portfolio that is measured at fair value.

Other financial assets measured at FVIS
Other financial assets measured at FVIS include:
• non-trading securities managed on a fair value basis;
• non-trading debt securities that do not have contractual cash flows that represent SPPI on the principal balance outstanding; or
• non-trading equity securities for which we have not made irrevocable designation to be measured at FVOCI.

Gains and losses on these financial assets are recognised in the income statement. Interest earned from debt securities is recognised in interest income (Note 3) while dividends on equity securities are recognised in non-interest income (Note 4).

Available-for-sale securities/Investment securities

As 2018 comparatives were not restated for the Group's adoption of AASB 9 in 2019, the accounting policy applied in 2020 and 2019 differs to that applied prior to 2019. The accounting policy applied prior to 2019 is discussed in Note 39. The accounting policy applied in 2020 and 2019 is as follows.

Investment securities include debt securities (government and other) and equity securities. It includes debt and equity securities that are measured at FVOCI and debt securities measured at amortised cost. These instruments are classified based on the criteria disclosed under the heading “Financial assets and financial liabilities” prior to Note 10.

Debt securities measured at FVOCI

Include debt instruments that have contractual cash flows which represent SPPI on the principal balance outstanding and they are held within a business model whose objective is achieved both through collecting these cash flows or selling the financial asset.

These securities are measured at fair value with gains and losses recognised in OCI except for interest income, impairment charges and FX gains and losses which are recognised in the income statement.

Impairment is measured using the same ECL model applied to financial assets measured at amortised cost.  Impairment is recognised in the income statement with a corresponding amount in OCI with no reduction of the carrying value of the debt security which remains at fair value. Refer to Note 13 for further details.

The cumulative gain or loss recognised in OCI is subsequently recognised in the income statement when the instrument is disposed.

Debt securities measured at amortised cost

Include debt instruments that have contractual cash flows which represent SPPI on the principal balance outstanding and are held within a business model whose objective is achieved through holding the financial asset to collect these cash flows.

These securities are initially recognised at fair value plus directly attributable transaction costs. They are subsequently measured at amortised cost using the effective interest rate method and are presented net of any provision for ECL.

Equity securities

Equity securities are measured at FVOCI where they are not held for trading, the Group does not have control or significant influence over the investee and where an irrevocable election is made to measure them at FVOCI.

These securities are measured at fair value with unrealised gains and losses recognised in OCI except for dividend income which is recognised in the income statement. The cumulative gain or loss recognised in OCI is not subsequently recognised in the income statement when the instrument is disposed.

Loans

As 2018, 2017 and 2016 comparatives were not restated for the Group's adoption of AASB 9 in 2019, the accounting policy applied in 2020 and 2019 differs to that applied prior to 2019. The accounting policy applied prior to 2019 is discussed in Note 39. The accounting policy applied in 2020 and 2019 is as follows.

Loans are financial assets initially recognised at fair value plus directly attributable transaction costs and fees.

Loans are subsequently measured at amortised cost using the effective interest rate method where they have contractual cash flows which represent SPPI on the principal balance outstanding and they are held within a business model whose objective is achieved through holding the loans to collect these cash flows. They are presented net of any provision for ECL.

Loans are subsequently measured at FVIS where they do not have cash flows which represent SPPI, are held within a business model whose objective is achieved by selling the financial asset, or are designated at FVIS to eliminate or reduce an accounting mismatch.

Refer to Note 22 for balances which are measured at fair value and amortised cost.

Loan products that have both mortgage and deposit facilities are presented gross in the balance sheet, segregating the asset and liability component, because they do not meet the criteria to be offset. Interest earned on these products is presented on a net basis in the income statement as this reflects how the customer is charged.

Provisions for expected credit losses/impairment charges

As 2018, 2017 and 2016 comparatives were not restated upon the Group's adoption of AASB 9 in 2019, the accounting policy applied in 2020 and 2019 differs to that applied prior to 2019. The accounting policy applied prior to 2019 is discussed in Note 39. The accounting policy applied in 2020 and 2019 is as follows.

Note 6 provides details of impairment charges.

Impairment under AASB 9 applies to all financial assets at amortised cost, lease receivables, debt securities measured at FVOCI, due from subsidiaries and credit commitments.

The Expected Credit Loss (ECL) determined under AASB 9 is recognised as follows:

•     Loans (including lease receivables), debt securities at amortised cost and due from subsidiaries: as a reduction of the carrying value of the financial asset through an offsetting provision account (refer to Notes 11 and 12);

•     Debt securities at FVOCI: in reserves in OCI with no reduction of the carrying value of the debt security itself (refer to Notes 11 and 28); and

•     Credit commitments: as a provision (refer to Note 27).

Measurement

The Group calculates the provision for ECL based on a three stage approach. ECL are a probability-weighted estimate of the cash shortfalls expected to result from defaults over the relevant timeframe. They are determined by evaluating a range of possible outcomes and taking into account the time value of money, past events, current conditions and forecasts of future economic conditions.

The models use three main components to determine the ECL (as well as the time value of money) including:

• Probability of default (PD): the probability that a counterparty will default;

• Loss given default (LGD): the loss that is expected to arise in the event of a default; and

• Exposure at default (EAD): the estimated outstanding amount of credit exposure at the time of the default.

Model stages

The three stages are as follows:

Stage 1: 12 months ECL – performing

For financial assets where there has been no significant increase in credit risk since origination a provision for 12 months ECL is recognised.

Stage 2: Lifetime ECL – performing

For financial assets where there has been a significant increase in credit risk since origination but where the asset is still performing a provision for lifetime ECL is recognised. The indicators of a significant increase in credit risk are described on the following page.

Stage 3: Lifetime ECL – non-performing

For financial assets that are non-performing a provision for lifetime ECL is recognised. Indicators include a breach of contract with the Group such as a default on interest or principal payments, a borrower experiencing significant financial difficulties or observable economic conditions that correlate to defaults on an individual basis.

Financial assets in Stage 3 are those that are in default.  A default occurs when Westpac considers that the customer is unable to repay its credit obligations in full, irrespective of recourse by the Group to actions such as realising security, or the customer is more than 90 days past due on any material credit obligation. This definition is aligned to the Australian Prudential Regulation Authority (APRA) regulatory definition of default.

Collective and individual assessment

Financial assets that are in Stages 1 and 2 are assessed on a collective basis. This means that they are grouped in pools of similar assets with similar credit risk characteristics including the type of product and the customer risk grade. Financial assets in Stage 3 are assessed on an individual basis and calculated collectively for those below a specified threshold.

Expected life

In considering the lifetime timeframe for ECL in Stages 2 and 3, the standard generally requires use of the remaining contractual life adjusted, where appropriate, for prepayments, extension and other options. For certain revolving credit facilities which include both a drawn and undrawn component (e.g. credit cards and revolving lines of credit), the Group’s contractual ability to demand repayment and cancel the undrawn commitment does not limit the exposure to credit losses to the contractual notice period. For these facilities, lifetime is based on historical behaviour.

Movement between stages

Assets may move in both directions through the stages of the impairment model. Assets previously in Stage 2 may move back to Stage 1 if it is no longer considered that there has been a significant increase in credit risk. Similarly, assets in Stage 3 may move back to Stage 1 or Stage 2 if they are no longer assessed to be non-performing.

Critical accounting assumptions and estimates

Key judgements include when a significant increase in credit risk has occurred and estimation of forward -looking macroeconomic information. Other factors which can impact the provision include the borrower’s financial situation, the realisable value of collateral, the Group’s position relative to other claimants, the reliability of customer information and the likely cost and duration of recovering the loan.

Significant increase in credit risk

Determining when a financial asset has experienced a significant increase in credit risk since origination is a critical accounting judgement which is primarily based on changes in internal customer risk grades since origination of the facility. A change in an internal customer risk grade is based on both quantitative and qualitative factors. The change in the internal customer risk grade that the Group uses to represent a significant increase in credit risk is based on a sliding scale. This means that a higher credit quality exposure at origination would require a more significant downgrade compared to a lower credit quality exposure before it is considered to have experienced a significant increase in credit risk.

The Group does not rebut the presumption that instruments that are 30 days past due have experienced a significant increase in risk but this is used as a backstop rather than the primary indicator.

The deferral of payments by customers in hardship arrangements is generally treated as an indication of a significant increase in credit risk (SICR) but the deferral of payments under the current COVID-19 support packages for mortgages and business loans has not, in isolation, been treated as an indication of SICR. The Group has classified these deferral packages into different categories of risk which have been assessed for an increased likelihood of a risk of default to determine whether a SICR has occurred.

The Group does not apply the low credit risk exemption which assumes investment grade facilities do not have a significant increase in credit risk.

Forward-looking macroeconomic information

The measurement of ECL for each stage and the assessment of significant increase in credit risk consider information about past events and current conditions as well as reasonable and supportable projections of future events and economic conditions. The estimation of forward-looking information is a critical accounting judgement. The Group considers three future macroeconomic scenarios including a base case scenario along with upside and downside scenarios.

The macroeconomic variables used in these scenarios, based on current economic forecasts, include (but are not limited to) employment to population rates, real gross domestic product growth rates and residential and commercial property price indices.

•      Base case scenario

This scenario utilises the internal Westpac economics forecast used for strategic decision making and forecasting.

•      Upside scenario

This scenario represents a modest improvement on the base case scenario.

•      Downside scenario

The downside scenario is a more severe scenario with ECL higher than those under the current base case scenario. The more severe loss outcome for the downside is generated under a recession scenario in which the combination of negative GDP growth, declines in commercial and residential property prices and an increase in the unemployment rate simultaneously impact ECL across all portfolios from the reporting date.

The macroeconomic scenarios are weighted based on the Group’s best estimate of the relative likelihood of each scenario. The weighting applied to each of the three macroeconomic scenarios takes into account historical frequency, current trends, and forward-looking conditions.

The macroeconomic variables and probability weightings of the three macroeconomic scenarios are subject to the approval of the Group Chief Financial Officer and Chief Risk Officer with oversight from the Board of Directors (and its Committees).

Where appropriate, adjustments will be made to modelled outcomes to reflect reasonable and supportable information not already incorporated in the models.

Judgements can change with time as new information becomes available which could result in changes to the provision for ECL.

Life insurance assets and life insurance liabilities

The Group conducts its life insurance business in Australia primarily through Westpac Life Insurance Services Limited and separate statutory funds registered under the Life Insurance Act 1995 (Life Act) and in New Zealand through Westpac Life-NZ-Limited which are separate statutory funds licensed under the Insurance (Prudential Supervision) Act 2010.

Life insurance assets

Life insurance assets, including investments in funds managed by the Group, are designated at FVIS. Changes in fair value are recognised in non-interest income. The determination of fair value of life insurance assets involves the same judgements as other financial assets, which are described in the critical accounting assumptions and estimates in Note 22.

The Life Act places restrictions on life insurance assets, including that they can only be used:
• to meet the liabilities and expenses of that statutory fund;
• to acquire investments to further the business of the statutory fund; or
• as a distribution, when the statutory fund has met its solvency and capital adequacy requirements.
Life insurance liabilities

Life insurance liabilities primarily consist of life investment contract liabilities and life insurance contract liabilities. Claims incurred in respect of life investment contracts are withdrawals of customer deposits, and are recognised as a reduction in life insurance liabilities.

Life investment contract liabilities

Life investment contract liabilities are designated at FVIS. Fair value is the higher of the valuation of life insurance assets linked to the life investment contract, or the minimum current surrender value (the minimum amount the Group would pay to a policyholder if their policy is voluntarily terminated before it matures or the insured event occurs). Changes in fair value are recognised in non-interest income.

Life insurance contract liabilities
The value of life insurance contract liabilities is calculated using the margin on services methodology (MoS), specified in the Prudential Standard LPS 340 Valuation of Policy Liabilities.

MoS accounts for the associated risks and uncertainties of each type of life insurance contract written. At each reporting date, planned profit margins and an estimate of future liabilities are calculated. Profit margins are released to non-interest income over the period that life insurance is provided to policyholders (Note 4). The cost incurred of acquiring specific insurance contracts is deferred provided that these amounts are recoverable out of planned profit margins. The deferred amounts are recognised as a reduction in life insurance policy liabilities and are amortised to non-interest income over the same period as the planned profit margins.

Life insurance contract liability adequacy test

Life insurance contract policy liabilities are tested for liability adequacy by comparing them to the best estimate of future cash flows. Liabilities are grouped into related product groups and each group is tested against the best estimate of future cash flows. If the liability of a related product group is less than best estimate the liability is increased with the expense being recognised in non-interest income.

External unit holder liabilities of managed investment schemes

The life insurance statutory funds include controlling interests in managed investment schemes which are consolidated. When the managed investment scheme is consolidated, the external unit holder liabilities are recognised as a liability and included in life insurance liabilities. They are designated at FVIS.

Critical accounting assumptions and estimates
The key factors that affect the estimation of life insurance liabilities and related assets are:
• the cost of providing benefits and administering contracts;
• mortality and morbidity experience, which includes policyholder benefits enhancements;
• discontinuance rates, which affects the Group’s ability to recover the cost of acquiring new business over the life of the contracts; and
• the discount rate of projected future cash flows.
Regulation, competition, interest rates, taxes, securities market conditions and general economic conditions also affect the estimation of life insurance liabilities.

Deposits and other borrowings
Deposits and other borrowings are initially recognised at fair value and subsequently either measured at amortised cost using the effective interest rate method or at fair value.
Deposits and other borrowings are designated at fair value if they are managed on a fair value basis, reduce or eliminate an accounting mismatch or contain an embedded derivative.

Where they are measured at fair value, any changes in fair value (except those due to changes in credit risk) are recognised as non-interest income. The change in the fair value that is due to changes in credit risk is recognised in OCI except where it would create an accounting mismatch, in which case it is also recognised in the income statement.

Refer to Note 22 for balances measured at fair value and amortised cost.
Interest expense incurred is recognised in net interest income using the effective interest rate method.

Other financial liabilities
Other financial liabilities include liabilities measured at amortised cost as well as liabilities which are measured at FVIS. Financial liabilities measured at FVIS include:
• trading liabilities (i.e. securities sold short); and
• liabilities designated at FVIS (i.e. certain repurchase agreements). Refer to Note 22 for balances measured at fair value and amortised cost.
Repurchase agreements

Where securities are sold subject to an agreement to repurchase at a predetermined price, they remain recognised in the balance sheet in their original category (i.e. ‘Trading securities’ or ‘Investment securities’).

The cash consideration received is recognised as a liability (‘Repurchase agreements’). Repurchase agreements are designated at fair value where they are managed as part of a trading portfolio, otherwise they are measured on an amortised cost basis.

Where a repurchase agreement is designated at fair value, subsequent to initial recognition, these liabilities are measured at fair value with changes in fair value (except credit risk) recognised through the income statement as they arise. The change in fair value that is attributable to credit risk is recognised in OCI except where it would create an accounting mismatch, in which case it is also recognised through the income statement.

Debt issues
Debt issues are bonds, notes, commercial paper and debentures that have been issued by entities in the Group.
Debt issues are initially measured at fair value and subsequently either measured at amortised cost using the effective interest rate method or at fair value.
Debt issues are designated at fair value if they reduce or eliminate an accounting mismatch or contain an embedded derivative.

The change in the fair value that is due to credit risk is recognised in OCI except where it would create an accounting mismatch, in which case it is also recognised in non-interest income.

Refer to Note 22 for balances measured at fair value and amortised cost.

Interest expense incurred is recognised within net interest income using the effective interest rate method.

Loan Capital

Loan capital are instruments issued by the Group which qualify for inclusion as regulatory capital under APRA Prudential Standards. Loan capital is initially measured at fair value and subsequently measured at amortised cost using the effective interest rate method. Interest expense incurred is recognised in net interest income.

Derivative financial instruments

Derivative financial instruments are instruments whose values are derived from the value of an underlying asset, reference rate or index and include forwards, futures, swaps and options.

The Group uses derivative financial instruments for meeting customers’ needs, our asset and liability risk management  (ALM) activities, and undertaking market making and positioning activities.

Trading derivatives

Derivatives which are used in our ALM activities but are not designated into a hedge accounting relationship are considered economic hedges, and are adjusted for cash earnings purposes due to the accounting mismatch between the fair value of the derivatives and the accounting treatment of the underlying exposure (refer to Note 2 for further details). These derivatives, along with derivatives used for meeting customers’ needs and undertaking market making and positioning activities, are measured at FVIS and are disclosed as trading derivatives.

Hedging derivatives

Hedging derivatives are those which are used in our ALM activities and have also been designated into one of three hedge accounting relationships: fair value hedge; cash flow hedge; or hedge of a net investment in a foreign operation. These derivatives are measured at fair value. These hedge designations and the associated accounting treatment are detailed below.

For more details regarding the Group’s ALM activities, refer to Note 21.

Fair  value  hedges

Fair value hedges are used to hedge the exposure to changes in the fair value of an asset or liability.

Changes in the fair value of derivatives and the hedged asset or liability in fair value hedges are recognised in interest income. The carrying value of the hedged asset or liability is adjusted for the changes in fair value related to the hedged risk.

If a hedge is discontinued, any fair value adjustments to the carrying value of the asset or liability are amortised to net interest income over the period to maturity. If the asset or liability is sold, any unamortised adjustment is immediately recognised in net interest income.

Cash flow hedges

Cash flow hedges are used to hedge the exposure to variability of cash flows attributable to an asset, liability or future forecast transaction.

For effective hedges, changes in the fair value of derivatives are recognised in the cash flow hedge reserve through OCI and subsequently recognised in interest income when the cash flows attributable to the asset or liability that was hedged impact the income statement.

For hedges with some ineffectiveness, the changes in the fair value of the derivatives relating to the ineffective portion are immediately recognised in interest income.

If a hedge is discontinued, any cumulative gain or loss remains in OCI. It is amortised to net interest income over the period which the asset or liability that was hedged also impacts the income statement.

If a hedge of a forecast transaction is no longer expected to occur, any cumulative gain or loss in OCI is immediately recognised in net interest income.

Net investment hedges

Net investment hedges are used to hedge FX risks arising from a net investment of a foreign operation.

For effective hedges, changes in the fair value of derivatives are recognised in the foreign currency translation reserve through OCI.

For hedges with some ineffectiveness, the changes in the fair value of the derivatives relating to the ineffective portion are immediately recognised in non-interest income.

If a foreign operation is disposed of, any cumulative gain or loss in OCI is immediately recognised in non-interest income.

Fair values of financial assets and financial liabilities

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

On initial recognition, the transaction price generally represents the fair value of the financial instrument unless there is observable information from an active market to the contrary. Where unobservable information is used, the difference between the transaction price and the fair value (day one profit or loss) is recognised in the income statement over the life of the instrument when the inputs become observable.

Critical accounting assumptions and estimates

The majority of valuation models used by the Group employ only observable market data as inputs. However, for certain financial instruments data may be employed which is not readily observable in current markets.

The availability of observable inputs is influenced by factors such as:
• product type;
• depth of market activity;
• maturity of market models; and
• complexity of the transaction.

Where unobservable market data is used, more judgement is required to determine fair value. The significance of these judgements depends on the significance of the unobservable input to the overall valuation. Unobservable inputs are generally derived from other relevant market data and adjusted against:

• standard industry practice;
• economic models; and
• observed transaction prices.

In order to determine a reliable fair value for a financial instrument, management may apply adjustments to the techniques previously described. These adjustments reflect the Group’s assessment of factors that market participants would consider in setting the fair value.

These adjustments incorporate bid/offer spreads, credit valuation adjustments (CVA) and funding valuation adjustments (FVA).

Offsetting financial assets and financial liabilities

Financial assets and liabilities are presented net in the balance sheet when the Group has a legally enforceable right to offset them in all circumstances and there is an intention to settle the asset and liability on a net basis, or to realise the asset and settle the liability simultaneously. The gross assets and liabilities behind the net amounts reported in the balance sheet are disclosed in the following tables.

Intangible assets
Indefinite life intangible assets
Goodwill
Goodwill acquired in a business combination is initially measured at cost, generally being the excess of:
(i) the consideration paid; over
(ii) the net fair value of the identifiable assets, liabilities and contingent liabilities acquired.

Subsequently, goodwill is not amortised but rather tested for impairment. Impairment is tested at least annually or whenever there is an indication of impairment. An impairment charge is recognised when a cash generating unit’s (CGU) carrying value exceeds its recoverable amount. Recoverable amount means the higher of the CGU’s fair value less costs to sell and its value-in-use.

The Group's CGUs represent the smallest identifiable group of assets that generate cash inflows that are largely independent of the cash inflows from other assets or group of assets. They reflect the level at which the Group monitors and manages its operations.

Brand names

Brand names acquired in a business combination including St.George, BT, BankSA and RAMS, are recognised at cost. Subsequently brand names are not amortised but tested for impairment at least annually or whenever there is an indication of impairment.

Finite life intangible assets
Finite life intangibles, including computer software and core deposits, are recognised initially at cost and subsequently at amortised cost less any impairment.
Intangible	Useful life	Depreciation method
Goodwill	Indefinite	Not applicable
Brand names	Indefinite	Not applicable
Computer software	3 to 10 years	Straight-line or the diminishing balance method (using the Sum of the Years Digits)

Critical accounting assumptions and estimates

Judgement is required in determining the fair value of assets and liabilities acquired in a business combination. A different assessment of fair values would have resulted in a different goodwill balance and different post-acquisition performance of the acquired entity.

When assessing impairment of intangible assets, significant judgement is needed to determine the appropriate cash flows and discount rates to be applied to the calculations. The significant assumptions applied to the value-in-use calculations are outlined below.

Lessee disclosures
Accounting policy for 30 September 2020 under AASB 16

At the lease commencement date (or the inception date for certain leases), a right-of-use (ROU) asset and a lease liability are recognised in the balance sheet for all leases with the exception of short term leases (12 months or less) and low value leases (underlying asset is less than A$10,000).

ROU asset

The ROU asset is initially measured at cost being the amount of the initial measurement of the lease liability, plus any payments made at or before the commencement date, initial direct costs and estimated make-good costs, less any lease incentives received. It is subsequently measured at cost less accumulated depreciation and impairment losses. The asset is also adjusted for any subsequent remeasurement of the lease liability (refer below).

Depreciation expense is recognised in operating expenses on a straight-line basis over the lease term.
Lease liability

The lease liability is initially measured at the present value of the future lease payments using a discount rate based on Westpac’s incremental borrowing rate. It is subsequently increased by interest, reduced by principal payments and remeasured for any reassessment or lease modification.

The lease liability may be remeasured in certain circumstances. For Westpac’s leases, it is expected that the lease liability will only be required to be remeasured to reflect a change in the Group’s assessment of the exercise of an extension option (refer below) or for a change in future lease payments for a change in rate or index.

Interest expense is recognised in net interest income on an effective yield basis.
Lease term

Extension options are included in a number of lease contracts. The extension options are only included in the lease term if the lease is reasonably certain to be extended, which is assessed by the Group at the lease commencement date. The assessment is reviewed if a significant event or significant change in circumstances occurs which affects this assessment and is within the control of the Group.

A reassessment of the lease term (to determine whether it has become ‘reasonably certain’ that an extension option will be exercised) must be undertaken for each of the Group’s property and technology leases at a specific point prior to the lease expiry date. The reassessment point, which is generally based on the option exercise window, will vary in each jurisdiction.

Scope exemptions
For certain short-term and low value leases, lease payments are recognised in operating expenses on a straight-line basis over the lease term.
Accounting policy for 30 September 2019 under AASB 117
An operating lease under AASB 117 is a lease where substantially all of the risks and rewards of the leased assets remain with the lessor.

Where the Group is the lessee, lease rentals payable are recognised as an expense in the income statement on a straight-line basis over the lease term unless another systematic basis is more appropriate.

Provisions, contingent liabilities, contingent assets and credit commitments
Provisions

Provisions are recognised for present obligations arising from past events where a payment (or other economic transfer) is likely to be necessary to settle the obligation and can be reliably estimated.

Employee benefits – long service leave provision

Long service leave is granted to certain employees in Australia and New Zealand. The provision is calculated based on the expected payments. When payments are expected to be more than one year in the future, the payments factor in expected employee service periods and average salary increases which are then discounted.

Employee benefits – annual leave and other employee benefits provision

The provision for annual leave and other employee benefits (including wages and salaries, inclusive of non-monetary benefits,  and any associated on-costs (e.g. payroll tax)) is calculated based on expected payments.

Provision for impairment on credit commitments

The Group is committed to provide facilities and guarantees as explained below. If it is probable that a facility will be drawn and the resulting asset will be less than the drawn amount then a provision for impairment is recognised. The provision for impairment is calculated using the same methodology as the provision for ECL (refer to Note 13).

Compliance, Regulation and Remediation provisions

The compliance, regulation and remediation provisions relate to matters of potential misconduct in providing services to our customers identified both as a result of regulatory action and internal reviews. An assessment of the likely cost to the Group of these matters (including applicable customer refunds) is made on a case-by-case basis and specific provisions are made where appropriate.

Contingent liabilities

Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events, and present obligations where the transfer of economic resources is not probable or cannot be reliably measured. Contingent liabilities are not recognised in the balance sheet but are disclosed unless the outflow of economic resources is remote.

Undrawn credit commitments

The Group enters into various arrangements with customers which are only recognised in the balance sheet when called upon. These arrangements include commitments to extend credit, bill endorsements, financial guarantees, standby letters of credit and underwriting facilities.

Contingent assets

Contingent assets are possible assets whose existence will be confirmed only by uncertain future events. Contingent assets are not recognised in the balance sheet but are disclosed if an inflow of economic benefits is probable.

Critical accounting assumptions and estimates

The financial reporting of provisions for litigation and non-lending losses and for compliance, regulation and remediation matters involves a significant degree of judgement in relation to identifying whether a present obligation exists and also in estimating the probability, timing, nature and quantum of the outflows that may arise from past events. These judgements are made based on the specific facts and circumstances relating to individual events. Specific judgements in respect of material items are included in the discussion below.

Provisions carried for long service leave are supported by an independent actuarial report.

Shareholders' equity
Share capital

Ordinary shares are recognised at the amount paid up per ordinary share, net of directly attributable issue costs. Treasury shares are shares in the Parent Entity, purchased by the Parent Entity or other entities within the Group. These shares are adjusted against share capital as the net of the consideration paid to purchase the shares and, where applicable, any consideration received from the subsequent sale or reissue of these shares.

Non-controlling interests
Non-controlling interests represent the share in the net assets of subsidiaries attributable to equity interests that are not owned directly or indirectly by the Parent Entity.
Reserves
Foreign currency translation reserve

Exchange differences arising on translation of the Group’s foreign operations, and any offsetting gains or losses on hedging the net investment are reflected in the foreign currency translation reserve. A cumulative credit balance in this reserve would not normally be regarded as being available for payment of dividends until such gains are realised and recognised in the income statement on sale or disposal of the foreign operation.

Debt securities at FVOCI reserve (30 September 2019 onwards - AASB 9)

This reserve was established on adoption of AASB 9 and comprises the changes in fair value of debt securities measured at FVOCI (except for interest income, impairment charges and FX gains and losses which are recognised in the income statement), net of any related hedge accounting adjustments and tax. These changes are transferred to non-interest income in the income statement when the asset is disposed.

Equity securities at FVOCI reserve (30 September 2019 onwards - AASB 9)

This reserve was established on adoption of AASB 9 and comprises the changes in fair value of equity securities measured at FVOCI, net of tax. These changes are not transferred to the income statement when the asset is disposed.

Available-for-sale securities reserve (30 September 2018 - AASB 139)

This comprises the changes in the fair value of available-for-sale financial securities (including both debt and equity securities), net of any related hedge accounting adjustments and tax. These changes were transferred to non-interest income in the income statement when the asset is either disposed of or impaired. This reserve was closed on the adoption of AASB 9 and the closing balance was allocated to the debt securities at FVOCI reserve and equity securities at FVOCI reserve noted above for the relevant securities.

Cash flow hedge reserve
This comprises the fair value gains and losses associated with the effective portion of designated cash flow hedging instruments, net of tax.
Share-based payment reserve
This comprises the fair value of equity-settled share-based payments recognised as an expense.
Other reserves
Other reserves for the Parent Entity relates to certain historic internal group restructurings performed at fair value. The reserve is eliminated on consolidation.
Other reserves for the Group consist of transactions relating to changes in the Parent Entity’s ownership of a subsidiary that do not result in a loss of control.
The amount recorded in other reserves reflects the difference between the amount by which NCI are adjusted and the fair value of any consideration paid or received.

Investments in subsidiaries and associates
Subsidiaries

Westpac’s subsidiaries are entities which it controls and consolidates as it is exposed to, or has rights to, variable returns from the entity, and can affect those returns through its power over the entity.

When the Group ceases to control a subsidiary, any retained interest in the entity is remeasured to fair value, with any resulting gain or loss recognised in the income statement.
Changes in the Group’s ownership interest in a subsidiary which do not result in a loss of control are accounted for as transactions with equity holders in their capacity as equity holders.
In the Parent Entity’s financial statements, investments in subsidiaries are initially recorded at cost and are subsequently held at the lower of cost and recoverable amount.
All transactions between Group entities are eliminated on consolidation.
Associates

Associates are entities in which the Group has significant influence, but not control, over the operating and financial policies. The Group accounts for associates using the equity method. The investments are initially recognised at cost (except where recognised at fair value due to a loss of control of a subsidiary), and increased (or decreased) each year by the Group’s share of the associate’s profit (or loss). Dividends received from the associate reduce the investment in associate.

Structured entities

Structured entities are generally created to achieve a specific, defined objective and their operations are restricted such as only purchasing specific assets. Structured entities are commonly financed by debt or equity securities that are collateralised by and/or indexed to their underlying assets. The debt and equity securities issued by structured entities may include tranches with varying levels of subordination.

Structured entities are classified as subsidiaries and consolidated if they meet the definition in Note 31. If the Group does not control a structured entity then it will not be consolidated.

Share-based payments

The Group enters into various share-based payment arrangements with its employees as a component of overall compensation for services provided. Share-based payment arrangements comprise rights to receive shares for free (share rights) and restricted shares (issued at no cost). Share-based payment arrangements typically require a specified period of continuing employment (the service period or vesting period) and may include performance targets (vesting conditions). Specific details of each arrangement are provided below.

Share-based payments must be classified as either cash-settled or equity-settled arrangements. The Group’s significant arrangements are equity-settled, as the Group is not obliged to settle in cash.
Share rights

Share rights are equity-settled arrangements. The fair value is measured at grant date and is recognised as an expense over the service period, with a corresponding increase in the share-based payment reserve in equity.

The fair value of share rights are estimated at grant date using a binomial/Monte Carlo simulation pricing model which incorporates the vesting and market-related performance targets of the grants. The fair value of share rights excludes non-market vesting conditions such as employees’ continuing employment by the Group. The non-market vesting conditions are instead incorporated in estimating the number of share rights that are expected to vest and are therefore recognised as an expense. At each reporting date the non-market vesting assumptions are revised and the expense recognised each year takes into account the most recent estimates. The market-related assumptions are not revised each year as the fair value is not re-estimated after the grant date.

Restricted share plan (RSP)

The RSP is accounted for as an equity-settled arrangement. The fair value of shares allocated to employees for nil consideration is recognised as an expense over the vesting period with a corresponding increase in the share-based payments reserve in equity. The fair value of ordinary shares issued to satisfy the obligation to employees is measured at grant date and is recognised as a separate component of equity.

Employee share plan (ESP)

The value of shares expected to be allocated to employees for nil consideration is recognised as an expense over the financial year and provided for as other employee benefits. The fair value of any ordinary shares issued to satisfy the obligation to employees is recognised in equity. Alternatively, shares may be purchased on market to satisfy the obligation to employees.

Superannuation commitments

The Group recognises an asset or a liability for its defined benefit schemes, being the net of the defined benefit obligations and the fair value of the schemes’ assets. The defined benefit obligation is calculated as the present value of the estimated future cash flows, discounted using high-quality long dated corporate bond rates.

The superannuation expense is recognised in operating expenses and remeasurements are recognised through OCI.
Critical accounting assumptions and estimates

The actuarial valuation of plan obligations is dependent upon a series of assumptions, principally price inflation, salary growth, mortality, morbidity, discount rate and investment returns. Different assumptions could significantly alter the valuation of the plan assets and obligations and the resulting remeasurement recognised in OCI and the superannuation cost recognised in the income statement.

Notes to the cash flow statements

Cash and balances with central banks include cash held at branches and in ATMs, balances with overseas banks in their local currency and balances with central banks including accounts with the RBA and accounts with overseas central banks.

Accounting policy relating to impairment (Note 6 and Note 13)
Impairment charges (Note 6)

At each balance sheet date, the Group assesses whether there is any objective evidence of impairment of its loan portfolio. An impairment charge is recognised if there is objective evidence that the principal or interest repayments may not be recoverable and when the financial impact of the non-recoverable loan can be reliably measured.

Objective evidence of impairment could include a breach of contract with the Group such as a default on interest or principal payments, a borrower experiencing significant financial difficulties or observable economic conditions that correlate to defaults on a group of loans.

The impairment charge is measured as the difference between the loan’s current carrying amount and the present value of its estimated future cash flows. The estimated future cash flows exclude any expected future credit losses which have not yet occurred and are discounted to their present value using the loan’s original effective interest rate. If a loan has a variable interest rate, the discount rate for measuring any impairment is the current effective interest rate.

The impairment charge is recognised in the income statement with a corresponding reduction of the carrying value of the loan through an offsetting provision account (refer to Note 13).

In subsequent periods, objective evidence may indicate that an impairment charge should be reversed. Objective evidence could include a borrower’s credit rating or financial circumstances improving. The impairment charge is reversed in the income statement of that future period and the related provision for impairment is reduced.

Uncollectable loans
The policy for uncollectable loans is consistent with that applicable to 2020 and 2019 based on AASB 9.
Provision for impairment charges (Note 13)
The Group recognises two types of impairment provisions for its loans, being provisions for loans which are:
▪ individually assessed for impairment; and
▪ collectively assessed for impairment.
The Group assesses impairment as follows:
▪ individually for loans that exceed specified thresholds. Where there is objective evidence of impairment, individually assessed provisions will be recognised; and

▪      collectively for loans below the specified thresholds noted above or if there is no objective evidence of impairment. These loans are included in a group of loans with similar risk characteristics and collectively assessed for impairment. If there is objective evidence that the group of loans is collectively impaired, collectively assessed provisions will be recognised.

Critical accounting assumptions and estimates
The methodology and assumptions used for estimating future cash flows are reviewed regularly by the Group to reduce differences between impairment provisions and actual loss experience.
Individual component

Key judgements include the business prospects for the customer, the realisable value of collateral, the Group’s position relative to other claimants, the reliability of customer information and the likely cost and duration of recovering the loan.

Judgements can change with time as new information becomes available or as loan recovery strategies evolve, which may result in revisions to the impairment provision.
Collective component

Collective provisions are established on a portfolio basis taking into account the level of arrears, collateral and security, past loss experience, current economic conditions, expected default and timing of recovery based on portfolio trends.

Key judgements include estimated loss rates and their related emergence periods. The emergence period for each loan type is determined through studies of loss emergence patterns. Loan files are reviewed to identify the average time period between observable loss indicator events and the loss becoming identifiable.

Actual credit losses may differ materially from reported loan impairment provisions due to uncertainties including interest rates and their effect on consumer spending, unemployment levels, payment behaviour and bankruptcy rates.

Accounting policy relating to classification and measurement of financial instruments (Note 10, Note 11 and Note 12)
Classification and measurement of financial assets and financial liabilities (Policy prior to Note 10)

The Group classifies its financial assets in the following categories: cash and balances with central banks, receivables due from financial institutions, trading securities and financial assets designated at fair value, derivative financial instruments, available-for-sale securities, loans, life insurance assets and regulatory deposits with central banks overseas. The Group has not classified any of its financial assets as held-to-maturity investments.

The Group classifies significant financial liabilities in the following categories: payables due to other financial institutions, deposits and other borrowings, other financial liabilities at fair value through income statement, derivative financial instruments, debt issues and loan capital.

Financial assets and financial liabilities measured at fair value through income statement are recognised initially at fair value. All other financial assets and financial liabilities are recognised initially at fair value plus directly attributable transaction costs.

Available-for-sale securities (Note 11)

Available-for-sale debt securities (government and other) and equity securities are held at fair value with gains and losses recognised in OCI except for interest on debt securities, dividends on equity securities, and impairment charges which are recognised in the income statement.

The cumulative gain or loss recognised in OCI is subsequently recognised in the income statement when the instrument is disposed.

At each reporting date, the Group assesses whether any available-for-sale securities are impaired. Impairment exists if one or more events have occurred which have a negative impact on the security's estimated cash flows. For debt instruments, evidence of impairment includes significant financial difficulties or adverse changes in the payment status of an issuer. For equity securities, a significant or prolonged decline in the fair value of the security below its cost is considered evidence of impairment.

If impairment exists, the cumulative loss is removed from OCI and recognised in the income statement. Any subsequent reversals of impairment on debt securities are also recognised in the income statement. Subsequent reversal of impairment charges on equity instruments is not recognised in the income statement until the instrument is disposed.

Loans (Note 12)

Loans are financial assets initially recognised at fair value plus directly attributable transaction costs and fees. Loans are subsequently measured at amortised cost using the effective interest rate method and are presented net of any provision for impairment charges except for a portfolio of loans which are subsequently measured at fair value to reduce an accounting mismatch.